Restricted cash and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of restricted cash and other non-current financial assets

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Restricted cash
Lease deposits and guarantees	1,376	—
Other non-current assets	418	571
Total	$1,794	$571